Capital Stock (Details Narrative) - USD ($)			1 Months Ended			6 Months Ended		12 Months Ended
	Jul. 05, 2017	Jun. 06, 2017	Mar. 31, 2017	Feb. 13, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value						$ 0.001		$ 0.00	$ 0.00
Preferred stock, Authorized						50,000,000		10,000,000	10,000,000
Common stock, par value						$ 0.001		$ 0.00	$ 0.00
Common stock, Authorized						450,000,000		210,000,000	20,000,000
Common Stock, Shares Issue						40,034,271		98,720,060	7,575,340
Common Stock, Shares Outstanding						40,034,271		98,720,060	7,575,340
Restricted stock split					27,566,670
Common stock, shares						465,480
Aggregate amount						$ 2,327,400
Stock warrants issued						$ 60,000	$ 20,000	$ 40,000
Number of shares sold						60,000
Additional paid-in capital						$ 120,000
dMobile System Co. ltd. [Member]
Common Stock, Shares Issue			94,220
Settlement amount			$ 471,100
Common stock, shares			94,220
Aggregate amount			$ 471,100
Common stock price per share			$ 5.00
Priceplay.com, Inc.(PPUS) [Member]
Common Stock, Shares Issue			147,400
Settlement amount			$ 737,000
Common stock, shares			147,000
Aggregate amount			$ 737,000
Common stock price per share			$ 5.00
Priceplay Taiwan Inc.(PPTW) [Member]
Common Stock, Shares Issue			163,860
Settlement amount			$ 819,300
Common stock, shares			163,860
Aggregate amount			$ 819,300
Common stock price per share			$ 5.00
Stock Warrant [Member] | Aircom [Member]
Stock warrants issued						$ 60,000		$ 60,000
Description of conversion terms

The stock warrants allow the service provider to purchase a number of shares of Aircom common stock equal to $60,000 divided by 85% of the of the share price paid by investors for Aircom’s common stock in the first subsequent qualifying equity financing event, at an exercise price of $0.01 per share.

Company Offering [Member]
Common stock, shares	461,819
Aggregate amount	$ 2,540,000
Common stock price per share	$ 5.50
Private Placement [Member]
Common stock, shares	5,000	60,000	500,000
Aggregate amount	$ 27,500	$ 300,000	$ 1,500,000
Common stock price per share	$ 5.50	$ 5.00	$ 3.00
Additional closings amount	$ 303,417
Restricted Stock [Member]
Number of unvested shares						133,333
Per share price of unvested shares						$ 0.005
Restricted Stock [Member]
Converted restricted stock, shares				10,279,738
Description of conversion terms				2.68165 to 1